Cover	Dec. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2025
Entity File Number	000-56783
Entity Registrant Name	Rithm Perpetual Life Residential Trust
Entity Central Index Key	0002081628
Entity Tax Identification Number	39-7059385
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	799 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	(212)
Local Phone Number	850-7770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true